Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement 2010 Fund - Fidelity Advisor Managed Retirement 2010 Fund: Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	144
10 years	$ 321